CASH FLOW ITEMS (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Adjustments for other non-cash items within operating activities
(a)Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2023	2022
Share-based compensation		$6.2	$5.1
Write-down of assets		2.7	2.0
Changes in estimates of asset retirement obligations at closed sites	30	9.7	1.6
Interest income	32	(27.8)	(8.5)
Fair value of deferred consideration from the sale of Sadiola	32	4.3	(0.7)
Effects of exchange rate fluctuation on cash and cash equivalents		(1.3)	17.1
Effects of exchange rate fluctuation on restricted cash		(2.8)	2.1
Insurance recoveries	32	(0.6)	(1.2)
Employee service provision		—	2.1
Other		(0.4)	(3.8)
		$(10.0)	$15.8

Movements in non-cash working capital items and non-current ore stockpiles	Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2023	2022
Receivables and other current assets	$18.0	$(36.9)
Inventories and non-current ore stockpiles	(76.6)	(32.6)
Accounts payable and accrued liabilities	43.7	28.9
	$(14.9)	$(40.6)

Schedule of other investing activities	Other investing activities

		Years ended December 31,
	Notes	2023	2022
Interest received		$26.3	$8.4
Disposition of investments		—	10.3
Fayolle royalty payment		(1.1)	—
Increase in restricted cash		(31.0)	(16.0)
Capital expenditures for exploration and evaluation assets	12	—	(1.9)
Acquisition of non-controlling interests		—	(0.7)
Other		0.9	(8.4)
		$(4.9)	$(8.3)

Schedule Of Other Financing Activities	Other financing activities

		Years ended December 31,
	Notes	2023	2022
Net repayment of equipment loans	19(d)	$(9.2)	$(1.4)
Payment of lease obligations	16	(6.0)	(4.4)
Common shares issued for cash on exercise of stock options		0.4	1.0
Other		(18.9)	(10.9)
		$(33.7)	$(15.7)

Reconciliation of long-term debt arising from financing activities	Reconciliation of long-term debt arising from financing activities

	Equipment loans	5.75% senior notes	Credit facility	Term Loan	Total
Balance, January 1, 2022	$18.7	$445.7	$—	$—	$464.4
Cash changes:
Proceeds	6.0	—	455.0	—	461.0
Repayments	(7.4)	—	—	—	(7.4)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.9	—	—	1.0
Foreign currency translation	(1.3)	—	—	—	(1.3)
Change in fair value of embedded derivative	—	1.5	—	—	1.5
Other	—	(0.5)	—	—	(0.5)
Balance, December 31, 2022	$16.1	$447.6	$455.0	$—	$918.7
Cash changes:
Proceeds	—	—	—	400.0	400.0
Deferred transaction costs	—	—	—	(23.0)	(23.0)
Repayments	(9.2)	—	(455.0)	—	(464.2)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.9	—	2.8	3.8
Foreign currency translation	0.2	—	—	—	0.2
Change in fair value of embedded derivative	—	—	—	(4.1)	(4.1)
Other	—	(0.5)	—	(0.1)	(0.6)
Balance, December 31, 2023	$7.2	$448.0	$—	$375.6	$830.8